Share-based payment arrangements - Reconciliation of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares
Number of options
Number of options outstanding, January 1 (in shares) | shares	236,590	236,590
Number of options forfeited (in shares) | shares	0	0
Number of options exercised (in shares) | shares	0	0
Number of options granted (in shares) | shares	0	0
Number of options vested (in shares) | shares	236,590	236,590
Number of options outstanding, December 31 (in shares) | shares	236,590	236,590
Weighted average exercise price
Beginning (in eur per share) | € / shares	€ 7.732	€ 7.732
Forfeited during the year (in eur per share) | € / shares	0	0
Exercised during the year (in eur per share) | € / shares	0	0
Granted during the year (in eur per share) | € / shares	0	0
Ending (in eur per share) | € / shares	7.732	7.732
Vested (in eur per share) | € / shares	€ 0	€ 0